CONSOLIDATED STATEMENTS OF CASH FLOWS € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Net cash flows from operating activities
Profit after tax	$ 4,876	€ 4,056	€ 3,634	€ 3,056
Adjustments to reconcile profit after taxes to net cash provided by operating activities:
Depreciation and amortization	1,529	1,272	1,268	1,289
Income tax expense	1,167	970	1,229	935
Financial income, net	(223)	(185)	38	5
Decrease/increase in sales and bad debt allowances on trade receivables	(38)	(32)	51	45
Other adjustments for non-cash items	(41)	(34)	39	(2)
Decrease/increase in trade and other receivables	(371)	(309)	(675)	(844)
Decrease/increase in other assets	(427)	(355)	(248)	(313)
Decrease/increase in trade payable, provisions and other liabilities	468	389	513	757
Decrease/increase in deferred income	863	718	368	218
Interest paid	(241)	(200)	(190)	(172)
Interest received	105	88	79	82
Income taxes paid, net of refunds	(1,601)	(1,332)	(1,477)	(1,420)
Net cash flows from operating activities	6,065	5,045	4,628	3,638
Net cash flows from investing activities
Business combinations, net of cash and cash equivalents acquired	(350)	(291)	(106)	(39)
Cash receipts from derivative instruments related to business combinations	0	0	0	266
Total cash flows for business combinations, net of cash and cash equivalents acquired	350	291	106	(226)
Purchase of intangible assets and property, plant, and equipment	(1,533)	(1,275)	(1,001)	(636)
Proceeds from sales of intangible assets or property, plant and equipment	116	97	63	68
Purchase of equity or debt instruments of other entities	(3,503)	(2,914)	(1,549)	(1,871)
Proceeds from sales of equity or debt instruments of other entities	3,933	3,272	793	1,880
Net cash flows from investing activities	(1,337)	(1,112)	(1,799)	(334)
Net cash flows from financing activities
Dividends paid	(1,802)	(1,499)	(1,378)	(1,316)
Dividends paid on non-controlling interests	(54)	(45)	0	0
Purchase of treasury shares	(601)	(500)	0	0
Proceeds from reissuance of treasury shares	0	0	27	64
Proceeds from borrowings	33	27	400	1,748
Cash receipts from swap contracts	0	0	43	0
Total cash flows from proceeds from borrowings	33	27	443	1,748
Repayments of borrowings	(1,673)	(1,391)	(1,800)	(3,852)
Transactions with non-controlling interests	2	2	3	0
Net cash flows from financing activities	(4,095)	(3,406)	(2,705)	(3,356)
Effect of foreign currency rates on cash and cash equivalents	(262)	(218)	167	135
Net decrease/increase in cash and cash equivalents	371	309	291	83
Cash and cash equivalents at the beginning of the period	4,451	3,702	3,411	3,328
Cash and cash equivalents at the end of the period	$ 4,822	€ 4,011	€ 3,702	€ 3,411